Financial Instruments	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Financial Instruments
Financial Instruments

As at December 31, 2018, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
Commercial paper	—	—	4,994	4,994	—	—
Repurchase agreements	—	—	60,000	60,005	—	—
Marketable securities:
U.S. term deposits	127,500	128,241	—	—	—	—
U.S. federal bonds	230,898	231,299	—	—	—	—
Canadian federal bonds	19,967	19,962	—	—	—	—
Corporate bonds and commercial paper	—	—	1,180,622	1,182,437	—	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	—	12,216	12,216	—	—

The fair values above include accrued interest of $5,109, which is excluded from the carrying amounts. The accrued interest is included in Trade and other receivables in the Consolidated Balance Sheets.

As at December 31, 2017, the carrying amount and fair value of the Company’s financial instruments were as follows:

	Level 1 $		Level 2 $		Level 3 $
	Carrying Amount	Fair Value	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash equivalents:
Corporate bonds and commercial paper	—	—	9,965	9,965	—	—
Marketable securities:
U.S. term deposits	65,000	65,284	—	—	—	—
U.S. federal bonds	119,074	119,057	—	—	—	—
Canadian federal bonds	19,945	19,940	—	—	—	—
Corporate bonds and commercial paper	—	—	592,343	593,554	—	—
Derivative assets:
Foreign exchange forward contracts	—	—	4,503	4,503	—	—

Liabilities:
Derivative liabilities:
Foreign exchange forward contracts	—	—	795	795	—	—

The fair values above include accrued interest of $2,015, which is excluded from the carrying amounts. The accrued interest is included in Trade and other receivables in the Consolidated Balance Sheets.

All cash equivalents and marketable securities mature within one year of the consolidated balance sheet date.

As at December 31, 2018 the Company held foreign exchange forward contracts to convert USD into CAD, with a total notional value of $276,696 (December 31, 2017 - $182,464), to fund a portion of its operations. The foreign exchange forward contracts have maturities of twelve months or less. The fair value of foreign exchange forward contracts and corporate bonds was based upon Level 2 inputs, which included period-end mid-market quotations for each underlying contract as calculated by the financial institution with which the Company has transacted. The quotations are based on bid/ask quotations and represent the discounted future settlement amounts based on current market rates. There were no transfers between Levels 1, 2 and 3 during the years ended December 31, 2018 and December 31, 2017.

Derivative Instruments and Hedging

The Company has a hedging program to mitigate the impact of foreign currency fluctuations on future cash flows and earnings. Under this program the Company has entered into foreign exchange forward contracts with certain financial institutions and designated those hedges as cash flow hedges. As of December 31, 2018, $12,216 of unrealized losses related to changes in the fair value of foreign exchange forward contracts designated as cash flow hedges were included in accumulated other comprehensive loss and current liabilities, on the consolidated balance sheet. This amount is expected to be reclassified into earnings over the next twelve months. In the year ended December 31, 2018, $4,170 of realized losses (December 31, 2017 - realized gains of $3,398) related to the maturity of foreign exchange forward contracts designated as cash flow hedges were included in operating expenses. Under the current hedging program, the Company is hedging cash flows associated with payroll and facility costs.